Other Operating (Income) Expense	12 Months Ended
Dec. 31, 2015
Other Operating (Income) Expense [Abstract]
Other Operating (Income) Expense
Note 20 – Other Operating (Income) Expense

	2015	2014	2013
Loss (gain) on sale or disposal of assets	$(8.0)	$(4.8)	$3.9
Casualty (gain) loss	(0.2)	0.1	4.3
Miscellaneous business tax	0.5	0.4	0.7
Other	0.6	1.3	0.7

	$(7.1)	$(3.0)	$9.6